Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Lease payments owed for equipment under operating leases
2013	$ 45
2014	31
2015	34
2016	24
2017	22
2018 and beyond	52
Total minimum rental commitments	$ 208